Exhibit 1. Consolidated subsidiaries, associates and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 58,231,628	$ 57,107,780	$ 48,215,699	$ 43,560,501
Profit (loss) of the year		15,005,155	12,355,390	$ 7,969,394
Total assets		133,890,296	124,643,498
Total liabilities		$ 75,658,668	$ 67,535,718
Refineria de Cartagena SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 17,260,342
Profit (loss) of the year		63,700
Total assets		26,738,049
Total liabilities		$ 9,477,707
Cenit Transporte y Logistica S.A.S. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Storage and transport by pipelines of hydrocarbons
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 15,289,423
Profit (loss) of the year		4,322,501
Total assets		17,470,013
Total liabilities		$ 2,180,590
Oleoducto Central S A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		72.65%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 3,718,707
Profit (loss) of the year		2,697,990
Total assets		7,172,245
Total liabilities		$ 3,453,538
Ecopetrol Global Energy SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Spain
Geographic area of operations		Spain
Equity		$ 7,889,271
Profit (loss) of the year		1,256,639
Total assets		7,892,018
Total liabilities		$ 2,747
Hocol Petroleum Limited - HPL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 3,008,263
Profit (loss) of the year		378,889
Total assets		3,008,416
Total liabilities		$ 153
Ecopetrol America LLC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		United States
Geographic area of operations		United States
Equity		$ 2,529,782
Profit (loss) of the year		(64,032)
Total assets		3,067,856
Total liabilities		$ 538,074
Hocol S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration, exploitation and production of hydrocarbons
Country/Domicile		Cayman Islands
Geographic area of operations		Colombia
Equity		$ 2,000,248
Profit (loss) of the year		366,311
Total assets		3,293,912
Total liabilities		$ 1,293,664
Esenttia S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Production and commercialization of polypropylene resin
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,652,851
Profit (loss) of the year		197,639
Total assets		2,100,014
Total liabilities		$ 447,163
Ecopetrol Capital AG [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.
Country/Domicile		Switzerland
Geographic area of operations		Switzerland
Equity		$ 1,630,044
Profit (loss) of the year		124,098
Total assets		6,885,838
Total liabilities		$ 5,255,794
Andean Chemicals Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 1,158,661
Profit (loss) of the year		(190,135)
Total assets		1,159,558
Total liabilities		$ 897
Oleoducto Bicentenario de Colombia S.A.S [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		55.97%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,569,418
Profit (loss) of the year		575,910
Total assets		3,792,998
Total liabilities		$ 2,223,580
Oleoducto de los Llanos Orientales S A ODL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		65.00%
Activity		Transportation by crude oil pipelines
Country/Domicile		Panama
Geographic area of operations		Colombia
Equity		$ 1,079,130
Profit (loss) of the year		485,516
Total assets		1,654,772
Total liabilities		$ 575,642
Inversiones de Gases de Colombia S.A. - Invercolsa S.A. (1)
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	Colombian peso
Ownership interest Ecopetrol	[1]	51.88%
Activity	[1]	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	[1]	Colombia
Geographic area of operations	[1]	Colombia
Equity	[1]	$ 817,849
Profit (loss) of the year	[1]	18,198
Total assets	[1]	1,361,333
Total liabilities	[1]	$ 543,484
Black Gold Re Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Reinsurer for companies of the Ecopetrol Business Group
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 751,916
Profit (loss) of the year		54,547
Total assets		888,577
Total liabilities		$ 136,661
Oleoducto de Colombia SA - ODC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		73.00%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 422,898
Profit (loss) of the year		329,775
Total assets		663,666
Total liabilities		$ 240,768
Bioenergy S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		99.61%
Activity		Production of biofuels
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 46,756
Profit (loss) of the year		(270,376)
Total assets		219,686
Total liabilities		$ 172,930
Esenttia Masterbatch Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Manufacture of polypropylene compounds and masterbatches
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 263,152
Profit (loss) of the year		113,587
Total assets		347,308
Total liabilities		$ 84,156
Ecopetrol Oleo e Gas do Brasil Ltda. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Brazilian real
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Brazil
Geographic area of operations		Brazil
Equity		$ 728,744
Profit (loss) of the year		(140,819)
Total assets		757,348
Total liabilities		$ 28,604
Bioenergy Zona Franca SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		99.61%
Activity		Production of biofuels
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ (89,565)
Profit (loss) of the year		(236,088)
Total assets		358,751
Total liabilities		$ 448,316
Ecopetrol del Peru SA [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 50,311
Profit (loss) of the year		(2,025)
Total assets		52,351
Total liabilities		$ 2,040
ECP Hidrocarburos de Mexico SA de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Offshore exploration
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 38,144
Profit (loss) of the year		(73,303)
Total assets		70,854
Total liabilities		$ 32,710
Ecopetrol Costa Afuera SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Offshore exploration
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 12,208
Profit (loss) of the year		(3,760)
Total assets		32,130
Total liabilities		$ 19,922
Esenttia Resinas del Peru SAC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Commercialization polypropylene resins and masterbatches
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 4,830
Profit (loss) of the year		101
Total assets		28,831
Total liabilities		$ 24,001
Ecopetrol Energia SAS ESP [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Energy supply service
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 7,405
Profit (loss) of the year		3,990
Total assets		106,773
Total liabilities		$ 99,368
Ecopetrol Germany Gmbh (2) [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[2]	U.S. dollar
Ownership interest Ecopetrol	[2]	100.00%
Activity	[2]	Exploration and exploitation of hydrocarbons
Country/Domicile	[2]	Germany
Geographic area of operations	[2]	Angola
Equity	[2]	$ 2,283
Profit (loss) of the year	[2]	(12)
Total assets	[2]	$ 2,283
Ecopetrol USA Inc
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		United States
Geographic area of operations		United States
Equity		$ 7,070,295
Profit (loss) of the year		1,483,597
Total assets		$ 7,070,295
Ecopetrol Permian LLC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		United States
Geographic area of operations		United States
Equity		$ 3,043,138
Profit (loss) of the year		(4,768)
Total assets		3,044,851
Total liabilities		$ 1,713
Topili Servicios Administrativos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Mexican peso
Ownership interest Ecopetrol		100.00%
Activity		Specialized management services
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 46
Profit (loss) of the year		(4)
Total assets		49
Total liabilities		$ 3
Kalixpan Servicios Tecnicos S de RL de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Mexican peso
Ownership interest Ecopetrol		100.00%
Activity		Specialized services related to oil and gas industry
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ (3)
Profit (loss) of the year		(3)
Total assets		1
Total liabilities		$ 4

[1]	Values according to consolidated financial statements of the company. The result in profit (loss) corresponds to one month of operation. Assets and liabilities values as of December 2019.
[2]	Company in liquidation process.